Note F - Deposits	12 Months Ended
Dec. 31, 2010
Deposit Liabilities Disclosures [Text Block]
NOTE F – DEPOSITS

Following is a summary of deposits at December 31:

	2010	2009
Retail certificates of deposit:
$100,000 or more	$115,920	$104,854
Less than $100,000	78,242	76,456
Total retail certificates of deposit	194,162	181,310
Demand accounts	9,372	9,650
Savings and market accounts	62,293	42,660
Total retail interest-bearing deposits	265,827	233,620
Brokered certificates of deposits	105,659	134,930
Total interest-bearing deposits	371,486	368,550
Noninterest-bearing deposits	36,334	24,083
Total deposits	$407,820	$392,633

At December 31, 2010, the scheduled maturities of time deposits are as follows:

	Less Than	$100
	$100	Thousand
	Thousand	or More	Total
2011	$70,169	$149,885	$220,054
2012	6,492	41,165	47,657
2013	1,449	23,571	25,020
2014	132	6,958	7,090
Total time deposits	$78,242	$221,579	$299,821

Interest expense on time deposits totaled $5.9 million, $8.0 million and $8.8 million in the years ended December 31, 2010, 2009 and 2008, respectively.